Major Categories of Interest and Similar Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and Other Income [Line Items]
Available-for-sale fixed-maturity securities	$ 3,552,896	$ 3,185,680	$ 3,210,655
Mortgage loans on real estate	377,917	367,196	367,506
Investment income on trading securities	11,645	9,735	4,624
Held-to-maturity fixed-maturity securities	15,894	26,781	38,618
Rental income on real estate		1,462	2,943
Interest on loans to affiliates	980	1,549	2,614
Interest on acquired loans	27,548	27,817	31,085
Interest rate swaps	1,867	697	3,314
Other invested assets	2,083	196	72
Policy loans	9,981	10,461	10,177
Short-term securities	7,864	5,575	4,872
Interest on assets held by reinsurers	2,798	2,915	3,043
Total	4,011,473	3,640,064	3,679,523
Less investment expenses	54,175	47,947	47,117
Total interest and similar income, net	$ 3,957,298	$ 3,592,117	$ 3,632,406